INTANGIBLE ASSETS AND GOODWILL (Tables)	12 Months Ended
Dec. 31, 2020
INTANGIBLE ASSETS AND GOODWILL
Schedule of intangible assets

				Estimated
		Accumulated		Life
	Gross	Amortization	Net	(in years)
Tradename	$1,050,000	$65,625	$984,375	10

Schedule of estimated amortization expense of intangible assets

Year ending December 31,	Amount
2021	$105,000
2022	105,000
2023	105,000
2024	105,000
2025	105,000
Thereafter	459,375
Total	$984,375